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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

--------------------------------------------------------------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          03/31/04
                                                ---------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ATLANTIC TRUST CO NA
         -------------------------------------------------------

Address: 1455 PENNSYLVANIA AVENUE NW
         -------------------------------------------------------
         WASHINGTON DC 20002
         -------------------------------------------------------

         -------------------------------------------------------

Form 13F File Number: 028-10222
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allan Kiser
        -------------------------------------------------------

Title:  Director of Compliance
        -------------------------------------------------------

Phone:  212-259-3878
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Allan Kiser                         Boston, MA                 5/14/04
-------------------------------   -------------------------     ----------------
     [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total:                    70
                                        ---------------------------------------

Form 13F Information Table Value Total: $             164,353
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number    Name
           28-
-------    --------------------    ---------------------------------------------
[Repeat as necessary.]

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
                                                                                       INVEST.  OTHER
NAME OF ISSUER              TITLE OF CLASS   CUSIP       MV (X$1000) PRN AMT SH/PRN    DISCR.    MGRS   SOLE (A) SHARED (B) NONE(C)
3M COMPANY COM              COM              88579Y101       2625      32058 SH        DEFINED            31508      550       0
AETNA U S HEALTHCARE INC
 COM                        COM              00817Y108       1200      13370 SH        DEFINED            13145      225       0
AFFILIATED COMPUTER SVCS
 INCCL                      COM              008190100       1428      27520 SH        DEFINED            27095      425       0
ALLERGAN INC COM            COM              018490102       1057      12565 SH        DEFINED            12515       50       0
AMERICAN EXPRESS CO         COM              025816109       1116      21530 SH        DEFINED            21155      375       0
AMERICAN INTL GROUP INC     COM              026874107       3076      43115 SH        DEFINED            42369      746       0
AMGEN INC                   COM              031162100       2395      41178 SH        DEFINED            40253      925       0
AMSOUTH BANCORPORATION      COM              032165102       6557     278883 SH        SOLE              278883        0       0
ANALOG DEVICES INC          COM              032654105       3421      71261 SH        DEFINED            69886     1375       0
ASM HLDGS N V ORD           COM              N07059111       1285      70104 SH        DEFINED            69129      975       0
AUSPEX SYS INC COM          COM              052116100          2      51400 SH        SOLE               51400        0       0
AVON PRODS INC              COM              054303102       2597      34225 SH        DEFINED            33775      450       0
BERKSHIRE HATHAWAY INC DEL
 CL                         COM              084670207       1176        378 SH        SOLE                 378        0       0
BIOCRYST PHARMACEUTICALS
 INC                        COM              09058V103        132      15796 SH        SOLE               15796        0       0
BP P.L.C.                   COM              055622104       1948      38044 SH        DEFINED            37469      575       0
CAREMARK RX INC.            COM              141705103       1302      39150 SH        DEFINED            38475      675       0
CHEVRONTEXACO CORPORATION   COM              166764100        324       3695 SH        DEFINED             3495      200       0
CISCO SYS INC               COM              17275R102       2668     113205 SH        DEFINED           108355     4850       0
CITIGROUP INC.              COM              172967101       2568      49674 SH        SOLE               49674        0       0
COCA COLA CO                COM              191216100        240       4771 SH        SOLE                4771        0       0
COLGATE PALMOLIVE CO        COM              194162103      35089     636825 SH        SOLE              636825        0       0
COMCAST CORP CL A SPL       COM              20030N200       1695      60875 SH        DEFINED            59825     1050       0
COX COMMUNICATIONS INC
 NEW CL                     COM              224044107       1356      42910 SH        DEFINED            42260      650       0
DELL INC                    COM              24702R101       3264      97098 SH        DEFINED            95901     1197       0
EXXON CORPORATION           COM              30231G102       1032      24819 SH        SOLE               24819        0       0
FIFTH THIRD BANCORP COM     COM              316773100        867      15660 SH        SOLE               15660        0       0
FIRST DATA CORP             COM              319963104       3068      72762 SH        DEFINED            71962      800       0
FOREST LABS INC COM         COM              345838106       1037      14480 SH        SOLE               14480        0       0
GENERAL ELEC CO             COM              369604103       3809     124817 SH        DEFINED           122892     1925       0
GENUINE PARTS CO            COM              372460105        327       9985 SH        SOLE                9985        0       0
GOLDMAN SACHS GROUP INC     COM              38141G104       1843      17663 SH        DEFINED            17363      300       0
GREY WOLF INC COM           COM              397888108        203      49000 SH        SOLE               49000        0       0
HOME DEPOT INC              COM              437076102       2569      68756 SH        DEFINED            67456     1300       0
I B M                       COM              459200101        234       2543 SH        SOLE                2543        0       0
INPUT/OUTPUT INC COM        COM              457652105        194      25000 SH        SOLE               25000        0       0
INTEL CORP                  COM              458140100       1538      56562 SH        DEFINED            55837      725       0
JOHNSON & JOHNSON           COM              478160104       2189      43156 SH        DEFINED            42656      500       0
KOMAG INC COM               COM              500453105          0      24547 SH        SOLE               24547        0       0
LIBERTY MEDIA CORP SERIES
 A CO                       COM              530718105       1766     161237 SH        SOLE              161237        0       0
LUCENT TECHNOLOGIES INC COM COM              549463107         96      23272 SH        SOLE               23272        0       0

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
MAXIM INTEGRATED PRODS INC  COM              57772K101       2020      43005 SH        DEFINED            42205      800       0
MAXYGEN INC COM             COM              577776107        591      62332 SH        SOLE               62332        0       0
MEDTRONIC INC               COM              585055106       3060      64082 SH        DEFINED            62882     1200       0
MICROCHIP TECHNOLOGY INC    COM              595017104        832      31505 SH        DEFINED            30955      550       0
MICROSOFT CORP              COM              594918104       4105     164654 SH        DEFINED           162154     2500       0
MIDDLEBURG FINANCIAL CORP
 COM                        COM              596094102       2832      80000 SH        SOLE               80000        0       0
NETSCOUT SYS INC COM        COM              64115T104       1002     130000 SH        SOLE              130000        0       0
NOVARTIS AG - ADR           COM              66987V109       1721      40410 SH        DEFINED            39760      650       0
NOVELLUS SYS INC COM        COM              670008101        762      24065 SH        DEFINED            23665      400       0
PEPSICO INC                 COM              713448108       2584      47990 SH        DEFINED            47340      650       0
PFIZER INC                  COM              717081103       2614      74584 SH        DEFINED            73459     1125       0
PROCTER & GAMBLE COMPANY    COM              742718109        461       4397 SH        SOLE                4397        0       0
PROTECTIVE LIFE CORP        COM              743674103       5255     140320 SH        SOLE              140320        0       0
SCHLUMBERGER                COM              806857108       2528      39600 SH        DEFINED            38950      650       0
SLM CORPORATION COM         COM              78442P106       2509      59955 SH        DEFINED            58980      975       0
SOUTHTRUST CORP             COM              844730101       8785     264839 SH        SOLE              264839        0       0
STAPLES INC                 COM              855030102        692      27347 SH        SOLE               27347        0       0
SYMYX TECHNOLOGIES INC COM  COM              87155S108        603      21002 SH        SOLE               21002        0       0
SYSCO CORP                  COM              871829107       2179      55804 SH        DEFINED            54879      925       0
TARGET CORP                 COM              87612E106       2020      44851 SH        DEFINED            44051      800       0
UNITED PARCEL SVC INC CL B  COM              911312106       1826      26141 SH        DEFINED            25716      425       0
UNITEDHEALTH GROUP INC      COM              91324P102       2162      33555 SH        DEFINED            32955      600       0
UNIVERSAL INSURANCE HOLDING
 IN                         COM              91359V107        145    2900000 SH        SOLE             2900000        0       0
VERITAS SOFTWARE CO COM     COM              923436109       1458      54183 SH        DEFINED            53308      875       0
VIACOM INC CL B             COM              925524308       2731      69639 SH        DEFINED            68539     1100       0
VODAFONE GROUP PLC          COM              92857W100       2561     107155 SH        DEFINED           105730     1425       0
WAL MART STORES INC         COM              931142103       1653      27694 SH        SOLE               27694        0       0
WALGREEN COMPANY            COM              931422109       1322      40112 SH        DEFINED            39412      700       0
WELLS FARGO NEW             COM              949746101       2683      47345 SH        DEFINED            46545      800       0
ZIMMER HLDGS INC COM        COM              98956P102       1364      18484 SH        DEFINED            18184      300       0

LINE COUNT: 70                                                           164,353